Capital stock - Narrative (Details) - USD ($)	Mar. 30, 2024	Oct. 16, 2023	Jul. 17, 2023	Apr. 17, 2023	Mar. 30, 2023	Jan. 15, 2023	Oct. 15, 2022	Jul. 15, 2022	Apr. 15, 2022	Mar. 24, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital [Abstract]
Dividend payables	$ 64,686,487				$ 60,307,043					$ 57,432,776
Dividends declared (usd per share)	$ 0.01800				$ 0.08782					$ 0.08306
Dividends declared, ordinary shares, quarterly	$ 16,171,622				$ 15,076,761					$ 14,358,194
Dividends payable											$ 16,171,622	$ 15,155,311	$ 14,358,194
Dividends paid, ordinary shares per share (in dollars per share)		$ 0.0182	$ 0.0180	$ 0.0218		$ 0.02086	$ 0.02086	$ 0.02086	$ 0.0207
Dividends paid, ordinary shares		$ 15,076,761	$ 15,076,761	$ 15,076,761		$ 14,358,194	$ 14,358,194	$ 14,358,194	$ 14,358,194